Business Combinations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Oct. 13, 2022 SGD ($)	Mar. 17, 2022 SGD ($) shares	Mar. 17, 2022 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Issued Capital Ordinary Share | shares					13,193,068	13,193,068
Purchase price per share | (per share)	$ 11.28					$ 10.00
Aggregate gross proceeds						$ 131,930,680
Aggregate gross proceeds, equivalent					$ 178,653,000
Exchanged Ordinary Shares | shares	128,376,418
Share Listing Expense	$ 104,950,000	$ (0)	$ (0)
Percentage of issued share capital				100.00%
Percentage of outstanding share capital				100.00%
Total purchase price				$ 2,308,000
Identifiable intangible assets recognised as of acquisition date				163,000
Goodwill recognised as of acquisition date				$ 2,763,000
Panama [member]
Disclosure of detailed information about business combination [line items]
Issued Capital Ordinary Share | shares					3,555,946	3,555,946